Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2012
Segment Reporting, including Geographic Area Data and Major Customers
NOTE 22	Segment Reporting, including Geographic Area Data and Major Customers

ASC 280, “Segment Reporting.” ASC 280 establishes standards for the way public business enterprises are to report information about operating segments in annual financial statements and requires those enterprises to report selected financial information about operating segments in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic area data and major customers.

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. Corporate administration expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration.

On December 26, 2012, TSYS completed its acquisition of all the outstanding stock of ProPay, a privately-held payment solutions company, for $123.7 million in cash. ProPay’s financial results are included in the Merchant Services segment.

On August 8, 2012, TSYS completed its acquisition of 60% of CPAY, a privately held direct merchant acquirer, for $66 million in cash. CPAY’s financial results are included in the Merchant Services segment.

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta-based merchant acquirer. TermNet’s financial results are included in the Merchant Services segment.

North America Services includes electronic payment processing services and other services provided from within the North America region. International

Services includes electronic payment processing and other services provided from outside the North America region. Merchant Services includes electronic processing and other services provided to merchant acquiring institutions.

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates asymmetrically.

Years ended December 31,
(in thousands)
Operating Segments	2012	2011	2010
Revenues before reimbursable items
North America Services	$826,750	809,069	809,012
International Services	396,149	380,129	321,846
Merchant Services	409,698	373,159	337,178
Intersegment revenues	(14,106)	(21,659)	(25,600)

Revenues before reimbursable items from external customers	$1,618,491	1,540,698	1,442,436

Total revenues
North America Services	$965,393	954,550	956,546
International Services	413,467	394,831	334,954
Merchant Services	512,580	487,997	458,921
Intersegment revenues	(20,468)	(28,412)	(32,844)

Revenues from external customers	$1,870,972	1,808,966	1,717,577

Depreciation and amortization
North America Services	$74,674	78,155	78,834
International Services	57,127	51,888	40,792
Merchant Services	36,252	36,124	40,298
Corporate Administration	2,557	2,998	3,003

Total depreciation and amortization	$170,610	169,165	162,927

Segment operating income
North America Services	$287,595	253,844	244,989
International Services	27,335	41,408	42,689
Merchant Services	132,115	112,986	102,444
Corporate Administration	(89,393)	(85,782)	(80,693)

Operating income	$357,652	322,456	309,429

At December 31,	2012	2011	2010
Total assets
North America Services	$1,744,877	1,621,664	1,632,882
International Services	445,642	433,203	408,880
Merchant Services	703,725	487,858	460,750
Intersegment assets	(870,406)	(684,333)	(550,251)

Total assets	$2,023,838	1,858,392	1,952,261

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	At December 31,
(in millions)	2012	2011
United States	$191.7	194.8
Europe	51.3	52.4
Japan	9.5	9.7
Other	7.9	9.7

Totals	$260.4	266.6

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2012	%	2011	%	2010	%
United States	$1,219.9	65.2	$1,227.8	67.9	$1,204.4	70.1
Europe	293.0	15.7	283.5	15.7	250.2	14.6
Canada	217.5	11.6	171.5	9.5	161.9	9.4
Japan	78.6	4.2	76.3	4.2	61.3	3.6
Mexico	11.7	0.6	7.8	0.4	7.9	0.5
Other	50.3	2.7	42.1	2.3	31.9	1.8

Totals	$1,871.0	100.0	$1,809.0	100.0	$1,717.6	100.0

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services
(in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
United States	$705.5	741.5	748.2	$—	—	—	$514.4	486.3	456.2
Europe	0.8	0.7	0.8	292.2	282.8	249.4	—	—	—
Canada	217.3	171.1	161.4	—	—	—	0.2	0.4	0.5
Japan	—	—	—	78.6	76.3	61.3	—	—	—
Mexico	11.7	7.8	7.9	—	—	—	—	—	—
Other	10.5	9.6	9.3	39.3	31.8	21.5	0.5	0.7	1.1

Totals	$945.8	930.7	927.6	$410.1	390.9	332.2	$515.1	487.4	457.8

MAJOR CUSTOMER:    For the year ended December 31, 2012, the Company had no major customers. For the years ended December 31, 2011 and 2010, the Company had one major customer which accounted for approximately $210.9 million, or 11.7%, and $221.0 million, or 12.9%, respectively, of total revenues. Revenues from the major customer for the years ended December 31, 2011 and 2010, respectively, are primarily attributable to the North America Services segment and the Merchant Services segment.

2013:     In 2013, TSYS will embark on two corporate-wide initiatives that will impact more than one operating segment. One initiative is a multi-year, multi-phase initiative that will consist of enhancing TSYS’ issuing processing platforms. The other is an innovation initiative focused on enhancing existing product and service offerings through several new product concepts and ideas on how to change existing processes. The costs associated with these two new initiatives will not be allocated to the operating segments, but will be combined, along with the existing corporate administration, in a grouping titled “Corporate Admin and Other.” This is a change the chief operating decision maker has requested and will be used to evaluate performance and assess resources starting in 2013.